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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment: [    ]; Amendment Number: ____________

         This Amendment (Check only one):   [   ]    is a restatement.
                                            [   ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    FLA Asset Management, LLC
Address: 590 Madison Avenue
         New York, New York 10022-2524

Form 13F File Number: 28-720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Lusk
Title:   Executive Vice President and Assistant Secretary
Phone:   (212) 407-9450

Signature, Place, and Date of Signing:

/s/ Peter Lusk                      New York, NY               August 9, 1999
--------------                    ----------------             --------------
[Signature]                         [City, State]                  [Date]

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Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 18-1253
Name Forstmann-Leff Associates, LLC